FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME
Schedule of Income on Interest Received and Discounts Obtained
	For year ended		Change
	12/31/2025	12/31/2024	$	%
Financial Revenue
Interest	-	-	-	0%
Financial Expenses
IOF	(4)	(1)	(3)	252%
Banking Expenses	(39)	(554,970)	554,931	(100)%
Interest	(353,095)	(617,116)	264,020	(43)%
	(353,138)	(1,172,087)	818,949	(70)%